ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
ACCOUNTS RECEIVABLE

As at September 30, 2018 and December 31, 2017, the Company had the following amounts due from third parties:

	September 30, 2018	December 31, 2017
	$	$

Due From Trading Platform (Notes 7 and 13)	143,932	297,309

	143,932	297,309